Cover	12 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Document Type	PREC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ASTRONOVA, INC.
Entity Central Index Key	0000008146